Basis of Consolidation and Accounting Policies - Summary of Newly Issued Financial Reporting Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2023
IFRS 17 Insurance Contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Definition of Accounting Estimates – Amendments to IAS 8
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	Jan. 01, 2023
International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of application	May 23, 2023